EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Common stock
Purchase of treasury shares		$ 297,000,000		$ 134,000,000	$ 497,000,000	$ 667,000,000
Treasury Stock Shares Acquired		7.6		3.5	12.8	15.4
Stock Repurchase Program, Authorized Amount	3,000,000,000
Stock Repurchase Program Remaining Authorized Repurchase Amount					1,330,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		89,000,000	97,000,000		264,000,000	167,000,000
Income (loss) before income taxes		675,000,000	(910,000,000)		(24,000,000)	(1,768,000,000)
Provision for income taxes		(222,000,000)	39,000,000		(169,000,000)	30,000,000
Net income (loss)		456,000,000	(859,000,000)		(170,000,000)	(1,714,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income taxes		6,000,000			23,000,000
Provision for income taxes		5,000,000			6,000,000
Net income (loss)		11,000,000			29,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		0			17,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | AccumulatedNetGainLossFromDesignatedOrQualifyingCashFlowHedgesMember
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		5,000,000			5,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | AccumulatedOther [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Cost And Expense Operating		$ 1,000,000			$ 1,000,000